Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Fair value of financial assets and liabilities [Abstract]
Disclosure of information about possible differences between carrying amount and fair value of contracts described in IFRS 7.29 b and IFRS 7.29 c [text block]

Fair value of financial assets and liabilities

The estimated fair value of financial instruments has been determined by the company using available market information and appropriate valuation methods. The estimates presented are not necessarily indicative of the amounts that will ultimately be realized by the company upon maturity or disposal. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts.

The fair value of Philips’ debt is estimated on the basis of the quoted market prices for certain issues, or on the basis of discounted cash flow analysis based upon market rates plus Philips’ spread for the particular tenors of the borrowing arrangement. Accrued interest is not included within the carrying amount or estimated fair value of debt.

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not carried at fair value if the carrying amount is a reasonable approximation of fair value. As reflected in the table below, equity instruments carried at FVTOCI were designated as such upon the adoption of IFRS 9. The remaining equity investment in Signify (current financial assets) was designated as FVTOCI upon initial recognition as of December 31, 2018. Remaining financial assets are mandatorily classified as FVTPL or FVTOCI.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

2018

	carrying amount	estimated fair value [1]	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Debt instruments	69	69			69
Equity instruments	20	20	20
Other financial assets	27	27		22	5
Financial assets carried at FVTPL	116	116	20	22	74
Debt instruments	26	26		26	-
Equity instruments	172	172	22	1	149
Current financial assets [2]	435	435	434		-
Receivables - current	32	32			32
Financial assets carried at FVTOCI	664	664	457	27	181
Derivative financial instruments	36	36		36
Financial assets carried at fair value	817	817	476	85	255

Carried at (amortized) cost:
Cash and cash equivalents	1,688
Loans and receivables:
Current loans receivables	2
Other non-current loans and receivables	46
Receivables - current	4,004
Receivables - non-current	162
Financial assets carried at (amortized) cost	5,902
Total financial assets	6,718

Financial liabilities
Carried at fair value:
Contingent consideration	(409)	(409)			(409)
Financial liabilities carried at FVTP&L	(409)	(409)			(409)
Derivative financial instruments	(290)	(290)		(290)
Financial liabilities carried at fair value	(699)	(699)		(290)	(409)

Carried at (amortized) cost:
Accounts payable	(2,303)
Interest accrual	(36)
Debt (Corporate bonds and finance leases)	(3,621)	(3,906)	(3,576)	(330)
Debt (excluding corporate bonds and finance leases)	(1,200)
Financial liabilities carried at (amortized) cost	(7,159)
Total financial liabilities	(7,858)
[1] For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and finance leases), the carrying amounts approximate fair value because of the short maturity and the nature of these instruments, and therefore fair value information is not included in the table above.
[2] The majority of the balance reflects the remaining stake in Signify (formerly Philips Lighting), which relates to equity instruments.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

2017

	carrying amount	estimated fair value [1]	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Available-for-sale financial assets	446	446	49	29	368
Securities classified as assets held for sale	1,264	1,264	1,264
Fair value through profit and loss	27	27		23	4
Derivative Financial Instruments	78	78		78
Financial assets carried at fair value	1,815	1,815	1,313	130	372

Carried at (amortized) cost:
Cash and cash equivalents	1,939
Loans and receivables:
Current loans receivable	2
Other non-current loans and receivables	114
Receivables - current	3,909
Receivables - non-current	130
Held-to-maturity investments	1
Financial assets carried at (amortized) costs	6,095
Total financial assets	7,909

Financial liabilities
Carried at fair value:
Contingent consideration	(66)	(66)			(66)
Derivative Financial Instruments	(383)	(383)		(383)
Financial liabilities carried at fair value	(449)	(449)		(383)	(66)

Carried at amortized cost:
Accounts payable	(2,090)
Interest accrual	(38)
Debt (Corporate bond and finance lease)	(3,378)	(3,860)	(3,579)	(281)
Debt (other bank loans, overdrafts, forward contacts etc.)	(1,337)
Financial liabilities carried at (amortized) costs	(6,843)
Total financial liabilities	(7,292)
[1] For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and finance leases), the carrying amounts approximate fair value because of the short maturity and the nature of these instruments, and therefore fair value information is not included in the table above.

The tables above represents categorization of measurement of the estimated fair values of financial assets and liabilities. 2017 comparatives have not been restated for the adoption of IFRS 9.

Specific valuation techniques used to value financial instruments include:

Level 1

Instruments included in level 1 are comprised primarily of listed equity investments classified as financial assets carried at fair value through profit or loss or carried at fair value through other comprehensive income. The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 2

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives or convertible bond instruments) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are based on observable market data, the instrument is included in level 2. The fair value of derivatives is calculated as the present value of the estimated future cash flows based on observable interest yield curves, basis spread and foreign exchange rates. The valuation of convertible bond instruments uses observable market quoted data for the options and present value calculations using observable yield curves for the fair value of the bonds.

Level 3

If one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, the instrument is included in level 3.

Philips recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

The retained investment in the combined businesses of Lumileds and Automotive of EUR 112 million (December 31, 2017: EUR 243 million) is classified as a financial asset recognized at fair value through OCI, based on a valuation model with inputs, including earnings, multiples and discount rates, which are market-corroborated to the extent possible, and hence classified as Level 3 in the fair value hierarchy. The value decrease in 2018 was mainly attributable to a lower earnings assumption.

A sensitivity analysis of the investment in the combined Lumileds and Automotive businesses at December 31, 2018 shows that if the earnings assumption were to increase instantaneously by 10%, with all other variables (including foreign exchange rates) held constant, the fair value of the investment would increase by approximately 60%. Similarly, a decrease of 10% in the earnings assumption would reduce the fair value by approximately 47%. If the valuation multiples were to increase instantaneously by 10% from the assumption at December 31, 2018, with all other variables (including foreign exchange rates) held constant, the fair value of the investment would increase by approximately 34%, while a decrease of 10% in valuation multiples would reduce the fair value by approximately 30%.

As part of the EPD acquisition (refer to Acquisitions and Divestments) Philips may be required to pay additional consideration to former shareholders if specified future events occur or conditions are met, such as the achievement of certain regulatory milestones or the achievement of certain commercial milestones. The fair value of this contingent consideration liability was determined using a probability-weighted approach to estimate the achievement of future regulatory and commercial milestones and discount rates ranging from 3 to 4 percent. The discount rates used reflect the inherent risk related to achieving the respective milestones. The fair value measurements is based on management’s estimates and assumptions and hence classified as Level 3 in the fair value hierarchy.

A sensitivity analysis of the EPD contingent consideration liability at December 31, 2018 shows that if the probabilities of success for every milestone increased by 10 percentage points, with all other variables (including foreign exchange rates) held constant, the fair value of the liability would increase by approximately 3%. Similarly, a decrease in the probabilities of success for every milestone by 10 percentage points would reduce the fair value by approximately 4%. If the discount rates were to increase instantaneously by 100 basis points from the assumption at December 31, 2018, with all other variables (including foreign exchange rates) held constant, the fair value of the liability would decrease by approximately 3%, while a decrease in the discount rates of 100 basis points would increase the fair value by approximately 3%.

The table below shows the reconciliation from the beginning balance to the end balance for Level 3 fair value measurements.

Philips Group

Reconciliation of the fair value hierarchy

in millions of EUR

2018

	Financial assets	Financial liabilities
Balance as of December 31, 2017	372	66
IFRS 9 adjustment [1]	47
Balance at January 1, 2018	420	66
Assumed in a business combination		370
Purchase	30
Sales	(35)
Utilizations		(48)
Recognized in profit and loss:
- other business income		5
- financial income and expenses	-	12
Recognized in other comprehensive income [2]	(145)	5
Receivables held to collect and sell	(15)
Balance at December 31, 2018	255	409
[1] IFRS 9 adjustments relates to Receivables-current carried at FVTOCI. For further information refer to Significant accounting policies note.
[2] Includes translation differences

The section below elaborates on transactions in derivatives. Transactions in derivatives are subject to master netting and set-off agreements. In the case of certain termination events, under the terms of the master agreement, Philips can terminate the outstanding transactions and aggregate their positive and negative values to arrive at a single net termination sum (or close-out amount). This contractual right is subject to the following:

  The right may be limited by local law if the counterparty is subject to bankruptcy proceedings;
  The right applies on a bilateral basis.

Philips Group

Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

2017 - 2018

	2017	2018
Derivatives
Gross amounts of recognized financial assets	78	36
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	78	36

Related amounts not offset in the balance sheet
Financial instruments	(38)	(25)
Cash collateral received

Net amount	39	12

Philips Group

Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

2017 - 2018

	2017	2018
Derivatives
Gross amounts of recognized financial liabilities	(383)	(290)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(383)	(290)

Related amounts not offset in the balance sheet
Financial instruments	38	25
Cash collateral received

Net amount	(345)	(265)